Long Term Borrowings (Tables)	9 Months Ended
Sep. 30, 2018
Borrowings [Abstract]
Schedule of Long-Term Borrowings

	September 30,	As at December 31,
	2018 $	2017 $
Current portion of long-term borrowings
Promissory note	132	130
Obligation under finance leases	41	48
Accrued interest	69	-
	243	178
Long-term borrowings
Promissory note	603	703
Credit facility	9,909	-
Obligation under finance leases	42	48
	10,553	751
	10,796	929